Contingencies (Details) - Tax contingent liability [Member] $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Nov. 30, 2010 USD ($)	Nov. 30, 2010 MXN ($)
Disclosure of contingent liabilities [line items]
Amount of tax deduction disallowed by Mexican tax authorities					$ 9.9
Amount of tax deduction disallowed by Mexican tax authorities that would be applied against available tax losses			$ 1.0		4.2
Amount of tax deduction disallowed by Mexican tax authorities, subsequently reversed					4.7
Portion of disputed tax deduction remaining relating to transactions with certain suppliers					5.1
Portion of disputed tax deduction remaining relating to value added taxes					$ 0.9
Accrued liability	$ 1.0	$ 1.0
Mexican Peso [Member]
Disclosure of contingent liabilities [line items]
Amount of tax deduction disallowed by Mexican tax authorities						$ 196.8
Amount of tax deduction disallowed by Mexican tax authorities that would be applied against available tax losses				$ 19.9		84.4
Amount of tax deduction disallowed by Mexican tax authorities, subsequently reversed						94.6
Portion of disputed tax deduction remaining relating to transactions with certain suppliers						102.2
Portion of disputed tax deduction remaining relating to value added taxes						$ 17.8